United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2021

Date of reporting period: October 31, 2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

October 31, 2020 (Unaudited)

	Shares	Fair Value
Argentina - 0.68% (Cost $118,493)
Common Stocks - 0.68%
MercadoLibre, Inc.A	143	$173,609

Brazil - 3.06%
Common Stocks - 3.06%
Ambipar Participacoes e Empreendimentos S.A.A	34,600	147,736
B3 S.A. - Brasil Bolsa Balcao	18,106	161,087
Hypera S.A.A	32,100	156,082
Notre Dame Intermedica Participacoes S.A.	13,300	152,402
Vale S.A.	15,600	164,620

Total Common Stocks		781,927

Total Brazil (Cost $914,386)		781,927

China - 33.23%
Common Stocks - 33.23%
Airtac International GroupB	7,150	192,499
Alibaba Group Holding Ltd.A B	6,200	236,027
Alibaba Group Holding Ltd., Sponsored ADRA B	647	196,814
Alibaba Group Holding Ltd., Sponsored ADRA	762	232,174
ANTA Sports Products Ltd.B	17,000	187,189
Baidu, Inc., Sponsored ADRA	1,437	191,193
China Gas Holdings Ltd.B	49,800	152,603
China Kepei Education Group Ltd.B	221,708	152,241
China Lesso Group Holdings Ltd.B	101,000	163,685
China Mengniu Dairy Co., Ltd.A B	36,000	169,389
China Merchants Bank Co., Ltd., Class HB	34,200	177,929
China Mobile Ltd.B	26,100	158,833
China Tourism Group Duty Free Corp. Ltd., Class AB	5,200	154,132
China Tower Corp. Ltd., Class HB C	930,000	145,221
CITIC Telecom International Holdings Ltd.B	533,883	169,706
CSPC Pharmaceutical Group Ltd.B	150,400	158,563
East Money Information Co., Ltd., Class AB	44,900	157,761
ENN Energy Holdings Ltd.B	16,394	207,751
Guangdong Investment Ltd.B	104,500	154,782
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class AB	27,694	183,923
Hengan International Group Co., Ltd.B	24,038	167,260
JD.com, Inc., ADRA	2,352	191,735
JD.com, Inc., Class AA B	4,650	190,003
Kweichow Moutai Co., Ltd., Class AB	800	199,976
Li Ning Co., Ltd.B	36,500	189,489
Livzon Pharmaceutical Group, Inc., Class HB	37,400	165,588
Longfor Group Holdings Ltd.B C	30,224	165,458
Luxshare Precision Industry Co., Ltd., Class AB	20,229	165,248
Luzhou Laojiao Co., Ltd., Class AB	7,900	204,064
Meituan, Class BA B	4,900	183,294
Midea Group Co., Ltd., Class AB	7,300	85,106
NetEase, Inc.B	9,388	164,148
NetEase, Inc., ADR	1,910	165,769
Prosus N.V.A B	3,936	394,009
Prosus N.V., Sponsored ADR	9,795	195,998
S-Enjoy Service Group Co., Ltd.A B	68,000	169,145
Shanghai Pharmaceuticals Holding Co., Ltd., Class HB	103,103	159,975
Shenzhou International Group Holdings Ltd.B	9,700	167,628
Sichuan Languang Justbon Services Group Co., Ltd., Class HB	28,700	134,457
SITC International Holdings Co., Ltd.B	120,000	186,656
Tencent Holdings Ltd.B	3,229	247,685
Tencent Holdings Ltd.A B	4,094	313,221
Tencent Holdings Ltd., ADR	3,114	237,723

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

October 31, 2020 (Unaudited)

	Shares	Fair Value
China - 33.23% (continued)
Common Stocks - 33.23% (continued)
Times Neighborhood Holdings Ltd.B	137,000	$139,949
Wuliangye Yibin Co., Ltd., Class AB	5,200	190,244
Xiaomi Corp., Class BA B C	59,000	168,108

Total Common Stocks		8,484,351

Total China (Cost $7,943,985)		8,484,351

Hong Kong - 3.87%
Common Stocks - 3.87%
AIA Group Ltd.B	17,000	160,332
AIA Group Ltd., Sponsored ADRD	4,168	158,676
Hong Kong Exchanges & Clearing Ltd.B	3,700	177,468
JS Global Lifestyle Co., Ltd.B C	89,000	160,428
Techtronic Industries Co., Ltd.B	13,000	174,863
WH Group Ltd.B C	199,000	156,420

Total Common Stocks		988,187

Total Hong Kong (Cost $928,027)		988,187

India - 11.41%
Common Stocks - 11.41%
Aarti Drugs Ltd.B	16,328	150,096
Coromandel International Ltd.B	16,730	163,879
Deepak Nitrite Ltd.B	16,606	167,054
Dhanuka Agritech Ltd.B	16,182	160,321
EPL Ltd.B	49,715	168,257
Granules India Ltd.B	35,368	182,228
Gujarat State Petronet Ltd.B	59,641	156,190
HCL Technologies Ltd.B	17,556	200,477
HDFC Bank Ltd.A B	11,620	185,747
HDFC Bank Ltd., ADRA	2,925	168,012
Infosys Ltd.B	13,526	193,419
Infosys Ltd., Sponsored ADR	12,800	182,656
Kaveri Seed Co., Ltd.A B	23,201	157,885
Laurus Labs Ltd.B C	42,651	182,269
Reliance Industries Ltd.B	5,869	161,667
Reliance Industries Ltd., GDRB C	2,812	154,420
Tata Consultancy Services Ltd.B	5,000	179,610

Total Common Stocks		2,914,187

Total India (Cost $2,614,837)		2,914,187

Indonesia - 2.02%
Common Stocks - 2.02%
Indofood CBP Sukses Makmur Tbk PTB	255,800	167,644
Indofood Sukses Makmur Tbk PTB	352,558	167,628
Industri Jamu Dan Farmasi Sido Muncul Tbk PTB	3,318,248	180,598

Total Common Stocks		515,870

Total Indonesia (Cost $471,047)		515,870

Malaysia - 2.61%
Common Stocks - 2.61%
Dialog Group BhdB	186,042	165,745
Kossan Rubber IndustriesB	81,200	147,447
Serba Dinamik Holdings BhdB	435,300	160,828

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

October 31, 2020 (Unaudited)

	Shares	Fair Value
Malaysia - 2.61% (continued)
Common Stocks - 2.61% (continued)
TIME dotCom BhdB	62,282	$193,194

Total Common Stocks		667,214

Warrants - 0.00%
Serba Dinamik Holdings BhdA	21,504	854

Total Malaysia (Cost $583,308)		668,068

Mexico - 1.30%
Common Stocks - 1.30%
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	104,400	155,924
Wal-Mart de Mexico S.A.B. de C.V.	72,900	176,515

Total Common Stocks		332,439

Total Mexico (Cost $350,358)		332,439

Philippines - 0.59% (Cost $145,255)
Common Stocks - 0.59%
Century Pacific Food, Inc.B	469,300	150,450

Poland - 0.67% (Cost $176,974)
Common Stocks - 0.67%
LiveChat Software S.A.B	7,117	171,558

Republic of Korea - 11.30%
Common Stocks - 9.88%
DongKook Pharmaceutical Co., Ltd.B	7,230	154,707
Hansol Chemical Co., Ltd.B	1,380	172,868
Kakao Corp.B	499	146,426
KB Financial Group, Inc.B	5,075	181,140
Kolmar BNH Co., Ltd.B	3,318	152,648
LEENO Industrial, Inc.B	1,585	170,602
Macquarie Korea Infrastructure FundB	17,147	166,324
NAVER Corp.B	648	167,044
NHN KCP Corp.B	2,976	175,509
NICE Information Service Co., Ltd.B	10,319	177,303
NOVAREX Co., Ltd.B	4,958	160,341
Orion Corp/Republic of KoreaB	1,535	147,146
Samsung Electronics Co., Ltd.B	3,844	192,763
Samsung Electronics Co., Ltd., GDRB	154	194,654
Samyang Foods Co., Ltd.B	1,908	162,574

Total Common Stocks		2,522,049

Preferred Stocks - 1.42%
LG Household & Health Care Ltd.B E	269	164,115
Samsung Electronics Co., Ltd.B E	4,455	197,669

Total Preferred Stocks		361,784

Total Republic of Korea (Cost $2,704,014)		2,883,833

Russia - 1.28%
Common Stocks - 1.28%
Polymetal International PLCB	8,081	172,080
Polyus PJSC, GDRB	1,574	155,126

Total Common Stocks		327,206

Total Russia (Cost $339,795)		327,206

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

October 31, 2020 (Unaudited)

	Shares	Fair Value
Saudi Arabia - 0.60% (Cost $159,505)
Common Stocks - 0.60%
Saudi Arabian Oil Co.B C	16,940	$152,199

Singapore - 2.45%
Common Stocks - 2.45%
Keppel DC REITB	78,614	167,070
NetLink NBN TrustB F	239,200	168,197
Riverstone Holdings Ltd.B	43,600	121,678
Sheng Siong Group Ltd.B	137,900	168,579

Total Common Stocks		625,524

Total Singapore (Cost $584,584)		625,524

South Africa - 2.83%
Common Stocks - 2.83%
MultiChoice Group Ltd.B	22,659	186,593
Naspers Ltd., Class NB	1,044	204,213
Naspers Ltd., Class N, Sponsored ADR	5,082	197,893
Northam Platinum Ltd.A B	13,988	133,480

Total Common Stocks		722,179

Total South Africa (Cost $595,633)		722,179

Taiwan - 13.20%
Common Stocks - 13.18%
ASMedia Technology, Inc.B	3,370	168,760
Chailease Holding Co., Ltd.B	35,958	174,454
International Games System Co., Ltd.B	6,300	166,164
Lien Hwa Industrial Holdings Corp.B	117,560	164,356
Lotes Co., Ltd.B	11,591	177,396
Micro-Star International Co., Ltd.B	39,700	160,062
Parade Technologies Ltd.B	4,783	183,055
Poya International Co., Ltd.B	8,550	184,656
Realtek Semiconductor Corp.B	12,823	159,800
Simplo Technology Co., Ltd.B	15,670	173,979
Sinbon Electronics Co., Ltd.B	26,890	181,316
Taiwan Semiconductor Manufacturing Co., Ltd.B	13,800	208,270
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADRB	2,176	181,972
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	2,556	214,372
Topco Scientific Co., Ltd.B	42,315	169,711
Tripod Technology Corp.B	43,075	171,273
Uni-President Enterprises Corp.B	76,410	163,951
Voltronic Power Technology Corp.B	5,670	194,728
Yuanta Financial Holding Co., Ltd.B	269,009	167,145

Total Common Stocks		3,365,420

Preferred Stocks - 0.02%
Chailease Holding Co., Ltd.A E	1,690	5,761

Total Taiwan (Cost $2,975,659)		3,371,181

Thailand - 2.00%
Common Stocks - 2.00%
Carabao Group PCL, Class F	48,500	170,394
FabrinetA	2,609	156,592

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

October 31, 2020 (Unaudited)

	Shares	Fair Value
Thailand - 2.00% (continued)
Common Stocks - 2.00% (continued)
JMT Network Services PCL, Class F	167,100	$184,967

Total Common Stocks		511,953

Total Thailand (Cost $497,562)		511,953

Turkey - 0.25% (Cost $83,082)
Common Stocks - 0.25%
Ulker Biskuvi Sanayi A/SA B	25,925	62,600

SHORT-TERM INVESTMENTS - 7.72% (Cost $1,970,517)
Investment Companies - 7.72%
American Beacon U.S. Government Money Market Select Fund, 0.01%G H	1,970,517	1,970,517

SECURITIES LENDING COLLATERAL - 0.52% (Cost $132,000)
Investment Companies - 0.52%
American Beacon U.S. Government Money Market Select Fund, 0.01%G H	132,000	132,000

TOTAL INVESTMENTS - 101.59% (Cost $24,289,021)		25,939,838
LIABILITIES, NET OF OTHER ASSETS - (1.59%)		(404,782)

TOTAL NET ASSETS - 100.00%		$25,535,056

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $19,894,577 or 77.91% of net assets.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,284,523 or 5.03% of net assets. The Fund has no right to demand registration of these securities.

D	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at October 31, 2020.
E	A type of Preferred Stock that has no maturity date.
F	Unit - Usually consists of one common stock and/or rights and warrants.
G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

PCL - Public Company Limited (Thailand).

PJSC - Private Joint Stock Company.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

October 31, 2020 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2020, the investments were classified as described below:

Continuous Capital Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Argentina	$173,609	$—	$—	$173,609
Brazil	781,927	—	—	781,927
China	1,214,592	7,269,759	—	8,484,351
Hong Kong	158,676	829,511	—	988,187
India	350,668	2,563,519	—	2,914,187
Indonesia	—	515,870	—	515,870
Malaysia	—	667,214	—	667,214
Mexico	332,439	—	—	332,439
Philippines	—	150,450	—	150,450
Poland	—	171,558	—	171,558
Republic of Korea	—	2,522,049	—	2,522,049
Russia	—	327,206	—	327,206
Saudi Arabia	—	152,199	—	152,199
Singapore	—	625,524	—	625,524
South Africa	197,893	524,286	—	722,179
Taiwan	214,372	3,151,048	—	3,365,420
Thailand	511,953	—	—	511,953
Turkey	—	62,600	—	62,600
Foreign Warrants
Malaysia	854	—	—	854
Foreign Preferred Stocks
Republic of Korea	—	361,784	—	361,784
Taiwan	5,761	—	—	5,761
Short-Term Investments	1,970,517	—	—	1,970,517
Securities Lending Collateral	132,000	—	—	132,000

Total Investments in Securities – Assets	$6,045,261	$19,894,577	$—	$25,939,838

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended October 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2020 (Unaudited)

	Principal Amount*		Fair Value
Angola - 4.18%
Credit-Linked Notes - 0.15%
Republic of Angola (Issuer Aurora Australis B.V.), 6.681%, Due 12/19/2023, Series EMTN, (6-mo. USD LIBOR + 6.250%)A B		$656,250	$617,072

Foreign Sovereign Obligations - 4.03%
Angolan Government International Bond,
9.500%, Due 11/12/2025B		4,303,000	3,679,513
8.250%, Due 5/9/2028B		8,540,000	6,711,586
8.000%, Due 11/26/2029, Series 144AC		5,100,000	3,920,584
9.375%, Due 5/8/2048B		2,985,000	2,279,943

Total Foreign Sovereign Obligations			16,591,626

Total Angola (Cost $18,431,987)			17,208,698

Argentina - 2.33%
Foreign Sovereign Obligations - 2.33%
Argentine Republic Government International Bond,
1.000%, Due 7/9/2029		847,594	347,513
0.125%, Due 7/9/2030D		6,038,752	2,216,222
0.125%, Due 7/9/2035D		16,635,421	5,439,783
0.125%, Due 1/9/2038D		4,322,830	1,612,459

Total Foreign Sovereign Obligations			9,615,977

Total Argentina (Cost $13,076,761)			9,615,977

Armenia - 0.74%
Foreign Sovereign Obligations - 0.74%
Republic of Armenia International Bond,
7.150%, Due 3/26/2025B		2,140,000	2,286,419
3.950%, Due 9/26/2029, Series 144AC		820,000	772,571

Total Foreign Sovereign Obligations			3,058,990

Total Armenia (Cost $3,160,881)			3,058,990

Azerbaijan - 0.27% (Cost $1,119,293)
Credit-Linked Notes - 0.27%
Republic of Azerbaijan (Frontera Capital B.V.), 10.000%, Due 8/1/2023C	AZN	1,900,000	1,118,305

Bahrain - 0.11%
Foreign Corporate Obligations - 0.11%
Oil and Gas Holding Co. BSCC,
7.625%, Due 11/7/2024B		200,000	213,491
7.625%, Due 11/7/2024, Series 144AC		237,000	252,986

Total Foreign Corporate Obligations (Cost $467,584)			466,477

Total Bahrain (Cost $467,584)			466,477

Barbados - 1.14%
Foreign Corporate Obligations - 0.07%
Sagicor Finance Ltd., 8.875%, Due 8/11/2022B		279,000	285,278

Foreign Sovereign Obligations - 1.07%
Barbados Government International Bond,
6.500%, Due 10/1/2029B		2,140,000	2,054,400
6.500%, Due 10/1/2029, Series 144AC		2,457,500	2,359,200

Total Foreign Sovereign Obligations (Cost $4,282,823)			4,413,600

Total Barbados (Cost $4,570,298)			4,698,878

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2020 (Unaudited)

	Principal Amount*		Fair Value
Belarus - 2.15%
Foreign Sovereign Obligations - 2.15%
Development Bank of the Republic of Belarus JSC,
12.000%, Due 5/15/2022B	BYN	3,100,000	$1,244,872
12.000%, Due 5/15/2022, Series 144AC	BYN	2,432,000	976,622
6.750%, Due 5/2/2024B		$1,400,000	1,334,592
6.750%, Due 5/2/2024, Series 144AC		2,030,000	1,935,158
Republic of Belarus Ministry of Finance,
5.875%, Due 2/24/2026, Series 144AC		2,194,000	2,079,561
6.378%, Due 2/24/2031, Series 144AC		1,356,000	1,277,488

Total Foreign Sovereign Obligations			8,848,293

Total Belarus (Cost $9,525,598)			8,848,293

Belize - 0.56% (Cost $3,465,207)
Foreign Sovereign Obligations - 0.56%
Belize Government International Bond, 4.938%, Due 2/20/2034, PIK (in-kind rate 4.938%)B		5,288,500	2,326,940

Benin - 0.78% (Cost $3,263,112)
Foreign Sovereign Obligations - 0.78%
Benin Government International Bond, 5.750%, Due 3/26/2026B	EUR	2,890,000	3,224,171

Bosnia & Herzegovina - 0.02% (Cost $83,681)
Foreign Sovereign Obligations - 0.02%
Bosnia & Herzegovina Government International Bond, 0.538%, Due 12/20/2021, Series B, (6-mo. EUR LIBOR + 0.813%)A B E	EUR	125,000	65,130

Cameroon, United Republic Of - 0.81% (Cost $3,386,875)
Foreign Sovereign Obligations - 0.81%
Republic of Cameroon International Bond, 9.500%, Due 11/19/2025B		3,200,000	3,351,194

Congo - 0.37% (Cost $1,480,074)
Foreign Corporate Obligations - 0.37%
HTA Group Ltd., 7.000%, Due 12/18/2025C		1,471,000	1,536,901

Costa Rica - 2.62%
Foreign Corporate Obligations - 0.36%
Autopistas del Sol S.A., 7.375%, Due 12/30/2030B		1,604,825	1,472,443

Foreign Sovereign Obligations - 2.26%
Costa Rica Government International Bond,
8.050%, Due 9/18/2024B	CRC	750,000,000	1,277,394
9.660%, Due 9/30/2026B	CRC	2,250,000,000	3,924,583
9.200%, Due 2/21/2029B		2,500,000	2,700,000
10.580%, Due 9/26/2029B	CRC	800,000,000	1,395,921

Total Foreign Sovereign Obligations			9,297,898

Total Costa Rica (Cost $10,626,456)			10,770,341

Dominican Republic - 3.20%
Foreign Sovereign Obligations - 3.20%
Dominican Republic Bond,
10.500%, Due 4/7/2023B	DOP	57,000,000	1,014,501
10.750%, Due 8/11/2028B	DOP	30,000,000	560,632
Dominican Republic International Bond,
8.900%, Due 2/15/2023B	DOP	139,000,000	2,388,394
11.500%, Due 5/10/2024B	DOP	200,000,000	3,740,757
9.750%, Due 6/5/2026B	DOP	184,350,000	3,237,214

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2020 (Unaudited)

	Principal Amount*		Fair Value
Dominican Republic - 3.20% (continued)
Foreign Sovereign Obligations - 3.20% (continued)
Dominican Republic International Bond (continued)
9.750%, Due 6/5/2026, Series 144AC	DOP	127,000,000	$2,230,139

Total Foreign Sovereign Obligations			13,171,637

Total Dominican Republic (Cost $15,108,776)			13,171,637

Ecuador - 3.11%
Foreign Sovereign Obligations - 3.11%
Ecuador Government International Bond,
Due 7/31/2030, Series 144AC F		$1,104,767	502,680
0.500%, Due 7/31/2030B D		332,000	220,783
0.500%, Due 7/31/2030, Series 144AC D		3,950,760	2,627,295
0.500%, Due 7/31/2035B D		399,000	217,954
0.500%, Due 7/31/2035, Series 144AC D		9,712,832	5,305,634
0.500%, Due 7/31/2040, Series 144AC D		7,957,000	3,938,795

Total Foreign Sovereign Obligations			12,813,141

Total Ecuador (Cost $14,807,581)			12,813,141

Egypt - 5.78%
Foreign Sovereign Obligations - 5.78%
Egypt Government Bond,
14.196%, Due 7/7/2023, Series 3YR	EGP	35,900,000	2,274,480
14.313%, Due 10/13/2023, Series 3YR	EGP	46,000,000	2,924,475
14.349%, Due 7/14/2025, Series 5YR	EGP	47,700,000	3,032,295
17.180%, Due 5/9/2027, Series 10YR	EGP	14,500,000	1,019,819
14.406%, Due 7/7/2027, Series 7YR	EGP	23,700,000	1,492,549
15.700%, Due 11/7/2027, Series 10YR	EGP	10,000,000	665,005
13.564%, Due 1/14/2030, Series 10Y	EGP	40,000,000	2,399,374
Egypt Government International Bond,
7.600%, Due 3/1/2029, Series 144AC		720,000	748,296
7.053%, Due 1/15/2032B		1,620,000	1,580,647
Egypt Treasury Bills,
14.083%, Due 1/5/2021, Series 364D	EGP	72,000,000	4,486,191
13.139%, Due 6/29/2021, Series 364D	EGP	54,350,000	3,177,596

Total Foreign Sovereign Obligations			23,800,727

Total Egypt (Cost $23,246,246)			23,800,727

El Salvador - 2.18%
Foreign Corporate Obligations - 0.20%
AES El Salvador Trust, 6.750%, Due 3/28/2023B		910,000	828,100

Foreign Sovereign Obligations - 1.98%
El Salvador Government International Bond,
8.250%, Due 4/10/2032B		800,000	657,208
7.125%, Due 1/20/2050B		2,100,000	1,559,250
7.625%, Due 2/1/2041B		1,967,000	1,501,824
5.875%, Due 1/30/2025B		2,100,000	1,725,171
6.375%, Due 1/18/2027B		3,350,000	2,718,559

Total Foreign Sovereign Obligations			8,162,012

Total El Salvador (Cost $10,517,960)			8,990,112

Ethiopia - 0.61% (Cost $2,485,376)
Foreign Sovereign Obligations - 0.61%
Ethiopia International Bond, 6.625%, Due 12/11/2024B		2,500,000	2,513,000

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2020 (Unaudited)

	Principal Amount*		Fair Value
Gabon - 0.64%
Foreign Sovereign Obligations - 0.64%
Gabon Government International Bond,
6.375%, Due 12/12/2024B		$441,914	$420,459
6.950%, Due 6/16/2025B		900,000	848,315
6.625%, Due 2/6/2031B		1,548,000	1,380,124

Total Foreign Sovereign Obligations			2,648,898

Total Gabon (Cost $2,706,528)			2,648,898

Georgia - 0.58%
Credit-Linked Notes - 0.43%
Georgia Government (Issuer Frontera Capital B.V.), 10.000%, Due 8/4/2021, Series 144AB G		267,467	235,184
Georgia Government (Issuer Zambezi B.V.), 9.500%, Due 8/9/2022, Series 144AC		2,000,000	1,532,000

Total Credit-Linked Notes			1,767,184

Foreign Corporate Obligations - 0.15%
Georgia Global Utilities JSC, 7.750%, Due 7/30/2025C		600,000	603,188

Total Georgia (Cost $2,867,467)			2,370,372

Ghana - 4.22%
Credit-Linked Notes - 0.05%
Ghana Promissory Notes (Issuer Saderea DAC), 12.500%, Due 11/30/2026, Series EMTNB		202,748	204,522

Foreign Sovereign Obligations - 4.17%
Ghana Government International Bond,
7.875%, Due 3/26/2027B		1,900,000	1,843,000
8.125%, Due 3/26/2032B		5,000,000	4,593,140
8.950%, Due 3/26/2051B		220,000	197,252
Republic of Ghana Government Bonds,
16.500%, Due 3/22/2021, Series 3Y	GHS	15,950,000	2,730,313
24.750%, Due 7/19/2021, Series 5YR	GHS	6,280,000	1,124,270
18.750%, Due 1/24/2022, Series 5YR	GHS	2,000,000	345,073
19.700%, Due 5/23/2022, Series 3Y	GHS	1,400,000	244,279
18.250%, Due 7/25/2022, Series 5Y	GHS	11,225,000	1,917,437
16.500%, Due 2/6/2023, Series 5Y	GHS	8,200,000	1,340,131
21.000%, Due 1/27/2025	GHS	1,680,000	294,711
19.000%, Due 11/2/2026, Series 10Y	GHS	15,875,000	2,572,902

Total Foreign Sovereign Obligations			17,202,508

Total Ghana (Cost $20,798,965)			17,407,030

Guatemala - 0.60% (Cost $2,128,463)
Foreign Sovereign Obligations - 0.60%
Guatemala Government Bond, 5.375%, Due 4/24/2032B		2,100,000	2,473,590

Honduras - 0.69%
Foreign Corporate Obligations - 0.21%
Inversiones Atlantida S.A., 8.250%, Due 7/28/2022B		840,000	858,396

Foreign Sovereign Obligations - 0.48%
Honduras Government International Bond,
5.625%, Due 6/24/2030B		1,231,000	1,357,178

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2020 (Unaudited)

	Principal Amount*		Fair Value
Honduras - 0.69% (continued)
Foreign Sovereign Obligations - 0.48% (continued)
Honduras Government International Bond (continued)
5.625%, Due 6/24/2030, Series 144AC		$562,000	$619,605

Total Foreign Sovereign Obligations			1,976,783

Total Honduras (Cost $2,674,523)			2,835,179

Iraq - 1.96%
Foreign Sovereign Obligations - 1.96%
Iraq International Bond,
6.752%, Due 3/9/2023B		3,580,000	3,329,400
5.800%, Due 1/15/2028B		5,520,000	4,746,913

Total Foreign Sovereign Obligations			8,076,313

Total Iraq (Cost $8,491,753)			8,076,313

Ivory Coast - 3.12%
Foreign Sovereign Obligations - 3.12%
Ivory Coast Government International Bond,
5.250%, Due 3/22/2030B	EUR	3,640,000	4,085,184
5.875%, Due 10/17/2031, Series 144AC	EUR	2,430,000	2,767,017
5.750%, Due 12/31/2032B D		4,296,910	4,195,288
6.875%, Due 10/17/2040B	EUR	1,600,000	1,814,618

Total Foreign Sovereign Obligations			12,862,107

Total Ivory Coast (Cost $12,811,114)			12,862,107

Kazakhstan - 1.22%
Foreign Corporate Obligations - 1.22%
Development Bank of Kazakhstan JSC,
9.500%, Due 12/14/2020B	KZT	1,450,000,000	3,349,184
8.950%, Due 5/4/2023B	KZT	744,500,000	1,671,598

Total Foreign Corporate Obligations			5,020,782

Total Kazakhstan (Cost $5,677,900)			5,020,782

Kenya - 4.83%
Foreign Sovereign Obligations - 4.83%
Kenya Government International Bond, 8.250%, Due 2/28/2048B		7,900,000	8,065,505
Kenya Infrastructure Bond,
12.000%, Due 9/18/2023, Series 12YR	KES	23,900,000	234,042
11.000%, Due 12/2/2024, Series 9YR	KES	75,000,000	702,305
12.500%, Due 5/12/2025, Series 9YR	KES	36,000,000	352,257
11.000%, Due 10/12/2026, Series 12YR	KES	74,650,000	705,436
10.900%, Due 8/11/2031, Series 11Y	KES	87,000,000	734,267
12.000%, Due 10/6/2031, Series 15YR	KES	288,000,000	2,753,206
12.500%, Due 1/10/2033, Series 15YR	KES	571,000,000	5,570,346
11.750%, Due 10/8/2035, Series 16YR	KES	83,000,000	774,663

Total Foreign Sovereign Obligations			19,892,027

Total Kenya (Cost $19,544,174)			19,892,027

Kyrgyzstan - 0.67%
Credit-Linked Notes - 0.67%
Kyrgyz Republic (Issuer Frontera Capital B.V.), 8.000%, Due 5/26/2025, Series EMTN	KGS	70,000,000	778,044

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2020 (Unaudited)

	Principal Amount*		Fair Value
Kyrgyzstan - 0.67% (continued)
Credit-Linked Notes - 0.67% (continued)
Kyrgyz Republic (Issuer Zambezi B.V.), 10.000%, Due 4/13/2028, Series 144AC	KGS	180,000,000	$1,972,078

Total Credit-Linked Notes			2,750,122

Total Kyrgyzstan (Cost $3,301,819)			2,750,122

Laos - 0.37% (Cost $1,765,338)
Foreign Sovereign Obligations - 0.37%
Laos Government International Bond, 6.875%, Due 6/30/2021, Series 144AC		$1,816,000	1,516,360

Mongolia - 1.43%
Foreign Sovereign Obligations - 1.43%
Development Bank of Mongolia LLC, 7.250%, Due 10/23/2023B		725,000	757,625
Mongolia Government International Bond, 8.750%, Due 3/9/2024B		4,500,000	5,129,583

Total Foreign Sovereign Obligations			5,887,208

Total Mongolia (Cost $5,539,889)			5,887,208

Montenegro - 0.06% (Cost $240,459)
Foreign Sovereign Obligations - 0.06%
Montenegro Government International Bond, 2.550%, Due 10/3/2029, Series 144AC	EUR	217,000	229,048

Mozambique - 2.32%
Credit-Linked Notes - 0.60%
Mozambique Government Bond (Issuer ICBC Standard Bank PLC), Due 2/28/2023, Series EMTNC F G	MZN	90,000,000	1,255,851
Republic of Mozambique (Issuer ICBC Standard Bank PLC), 19.000%, Due 3/28/2021B C G	MZN	90,500,000	1,234,502

Total Credit-Linked Notes			2,490,353

Foreign Sovereign Obligations - 1.72%
Mozambique International Bond,
5.000%, Due 9/15/2031B		6,205,000	5,146,241
5.000%, Due 9/15/2031, Series 144AC		2,353,000	1,951,508

Total Foreign Sovereign Obligations			7,097,749

Total Mozambique (Cost $10,323,416)			9,588,102

Netherlands - 2.76%
Credit-Linked Notes - 1.54%
Kyrgyz Republic (Issuer Frontera Capital B.V.),
6.000%, Due 9/19/2025C	KGS	120,500,000	1,286,315
12.000%, Due 2/7/2028C	KGS	95,000,000	1,257,763
Republic of Malawi (Issuer Frontera Capital B.V.),
13.500%, Due 6/18/2027C		700,000	693,980
13.500%, Due 9/3/2027		650,000	641,940
Republic of Uzbekistan (Issuer Frontera Capital B.V.), Series 114a, 12.000%, Due 09/21/2022C		2,500,000	2,469,000

Total Credit-Linked Notes			6,348,998

Foreign Corporate Obligations - 0.41%
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., 8.625%, Due 10/27/2025C		1,700,000	1,670,590

Foreign Sovereign Obligations - 0.81%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden N.V., 7.850%, Due 4/6/2021, Series EMTN, (GGRRC9MX - 0.200%)A		3,500,000	2,589,261

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2020 (Unaudited)

	Principal Amount*		Fair Value
Netherlands - 2.76% (continued)
Foreign Sovereign Obligations - 0.81% (continued)
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden N.V. (continued) 9.280%, Due 1/9/2022, Series EMT3		$800,000	$741,848

Total Foreign Sovereign Obligations			3,331,109

Total Netherlands (Cost $12,545,694)			11,350,697

Nicaragua - 0.86%
Credit-Linked Notes - 0.86%
Empresa Administadora de Aeropuertos Internacionales (Issuer Zambezi B.V.), 7.000%, Due 4/8/2024, Series 144AC G		1,159,400	1,108,734
Republic of Nicaragua (Issuer Zambezi B.V.), 6.750%, Due 8/5/2022, Series 144AC		2,400,000	2,436,960

Total Credit-Linked Notes			3,545,694

Total Nicaragua (Cost $3,559,257)			3,545,694

Nigeria - 2.15%
Foreign Corporate Obligations - 1.31%
Access Bank PLC, 10.500%, Due 10/19/2021B		830,000	859,216
IHS Netherlands Holdco B.V., 8.000%, Due 9/18/2027, Series 144AC		1,015,000	1,030,225
SEPLAT Petroleum Development Co. PLC, 9.250%, Due 4/1/2023B		1,760,000	1,764,400
United Bank for Africa PLC, 7.750%, Due 6/8/2022B		1,740,000	1,729,873

Total Foreign Corporate Obligations			5,383,714

Foreign Sovereign Obligations - 0.84%
Nigeria Government International Bond,
7.625%, Due 11/21/2025B		1,150,000	1,207,500
8.747%, Due 1/21/2031B		225,000	233,518
7.875%, Due 2/16/2032B		2,100,000	2,034,690

Total Foreign Sovereign Obligations			3,475,708

Total Nigeria (Cost $8,835,897)			8,859,422

Pakistan - 2.17%
Foreign Sovereign Obligations - 2.17%
Pakistan Government International Bond,
8.250%, Due 4/15/2024B		850,000	883,796
8.250%, Due 9/30/2025B		660,000	690,690
Pakistan Treasury Bills,
13.110%, Due 12/31/2020	PKR	225,000,000	1,387,640
13.178%, Due 1/14/2021	PKR	845,000,000	5,197,647
13.100%, Due 1/28/2021	PKR	125,000,000	767,182

Total Foreign Sovereign Obligations			8,926,955

Total Pakistan (Cost $8,938,152)			8,926,955

Papua New Guinea - 0.57% (Cost $2,451,592)
Foreign Sovereign Obligations - 0.57%
Papua New Guinea Government International Bond, 8.375%, Due 10/4/2028B		2,401,000	2,352,980

Paraguay - 0.39% (Cost $2,000,377)
Credit-Linked Notes - 0.39% (Cost $2,000,377)
Municipalidad De Asuncion (Issuer Zambezi B.V.), 11.000%, Due 3/23/2027, Series 144AC		2,000,000	1,619,200

Rwanda - 0.75% (Cost $3,053,965)
Foreign Sovereign Obligations - 0.75%
Rwanda International Government Bond, 6.625%, Due 5/2/2023B		2,960,000	3,099,019

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2020 (Unaudited)

	Principal Amount*		Fair Value
Senegal - 3.15%
Foreign Sovereign Obligations - 3.15%
Senegal Government International Bond,
6.250%, Due 7/30/2024B		$1,550,000	$1,631,065
4.750%, Due 3/13/2028B	EUR	4,610,000	5,305,682
6.250%, Due 5/23/2033B		1,500,000	1,525,500
6.750%, Due 3/13/2048B		4,640,000	4,531,888

Total Foreign Sovereign Obligations			12,994,135

Total Senegal (Cost $12,995,559)			12,994,135

South Africa - 0.35% (Cost $1,446,396)
Foreign Corporate Obligations - 0.35%
Liquid Telecommunications Financing PLC, 8.500%, Due 7/13/2022B		1,430,000	1,453,452

Sri Lanka - 0.47%
Foreign Sovereign Obligations - 0.47%
Sri Lanka Government International Bond,
6.200%, Due 5/11/2027B		2,455,000	1,288,875
7.550%, Due 3/28/2030B		1,250,000	662,389

Total Foreign Sovereign Obligations			1,951,264

Total Sri Lanka (Cost $2,093,132)			1,951,264

Supranational - 4.50%
Foreign Sovereign Obligations - 4.50%
European Bank for Reconstruction & Development,
9.500%, Due 6/21/2021, Series GMTNB		500,000	382,950
7.250%, Due 9/15/2021		2,100,000	2,102,940
10.000%, Due 2/28/2023, Series EMTN		7,000,000	5,862,010
10.500%, Due 5/11/2023, Series EMTN		3,700,000	3,828,693
14.000%, Due 6/14/2023		800,000	851,896
International Bank for Reconstruction & Development,
9.100%, Due 10/14/2022	KZT	1,450,000,000	3,303,208
9.250%, Due 1/20/2023, Series EMTN	RWF	2,200,000,000	2,234,523

Total Foreign Sovereign Obligations			18,566,220

Total Supranational (Cost $19,860,132)			18,566,220

Suriname - 0.18% (Cost $1,408,107)
Foreign Sovereign Obligations - 0.18%
Suriname Government International Bond, 9.250%, Due 10/26/2026B		1,400,000	728,000

Tajikistan - 0.76%
Credit-Linked Notes - 0.17% (Cost $782,692)
Republic of Tajikistan (Issuer Frontera Capital B.V.), 10.780%, Due 2/15/2023C		782,692	714,285

Foreign Sovereign Obligations - 0.59% (Cost $3,205,883)
Republic of Tajikistan International Bond, 7.125%, Due 9/14/2027B		3,230,000	2,420,174

Total Tajikistan (Cost $3,988,575)			3,134,459

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2020 (Unaudited)

	Principal Amount*		Fair Value
Tunisia - 1.81%
Foreign Sovereign Obligations - 1.81%
Banque Centrale de Tunisie International Bond
6.750%, Due 10/31/2023B	EUR	1,500,000	$1,555,646
5.750%, Due 1/30/2025B		$2,000,000	1,684,208
6.375%, Due 7/15/2026B	EUR	952,000	942,435
6.375%, Due 7/15/2026, Series 144AC	EUR	3,330,000	3,296,542

Total Foreign Sovereign Obligations			7,478,831

Total Tunisia (Cost $8,077,613)			7,478,831

Uganda - 2.30%
Foreign Sovereign Obligations - 2.30%
Republic of Uganda Government Bonds,
11.000%, Due 1/21/2021, Series 10YR	UGX	1,520,000,000	408,735
18.375%, Due 2/18/2021, Series 5YR	UGX	1,000,000,000	274,416
16.500%, Due 5/13/2021, Series 5YR	UGX	4,355,000,000	1,198,030
16.750%, Due 10/28/2021	UGX	6,940,000,000	1,928,076
14.125%, Due 7/7/2022	UGX	8,300,000,000	2,211,241
14.000%, Due 1/18/2024	UGX	700,000,000	181,867
19.500%, Due 12/18/2025, Series 10YR	UGX	4,000,000,000	1,235,173
16.000%, Due 5/6/2027	UGX	2,500,000,000	695,720
14.250%, Due 8/23/2029	UGX	2,200,000,000	572,247
14.250%, Due 6/22/2034	UGX	3,200,000,000	786,052

Total Foreign Sovereign Obligations			9,491,557

Total Uganda (Cost $9,954,008)			9,491,557

Ukraine - 4.77%
Credit-Linked Notes - 2.15%
Ukraine Government Bonds (Issuer Citigroup Global Markets Holdings, Inc.),
15.300%, Due 1/25/2021, Series GMTNB	UAH	26,000,000	961,713
14.160%, Due 10/14/2022, Series GMTNB	UAH	52,000,000	1,936,679
14.160%, Due 10/17/2022, Series EMTNB	UAH	45,000,000	1,675,972
15.220%, Due 4/26/2023, Series GMTNB	UAH	27,500,000	1,045,617
9.300%, Due 8/28/2023, Series EMTNB	UAH	14,500,000	492,425
Ukraine Government Bonds (Issuer ICBC Standard Bank PLC), 14.910%, Due 10/14/2022	UAH	74,000,000	2,739,647

Total Credit-Linked Notes			8,852,053

Foreign Corporate Obligations - 0.97%
Kernel Holding S.A.,
6.500%, Due 10/17/2024B		890,000	893,560
6.750%, Due 10/27/2027C		645,000	641,775
Metinvest B.V., 8.500%, Due 4/23/2026B		880,000	886,776
MHP Lux S.A., 6.950%, Due 4/3/2026B		860,000	862,322
Ukraine Railways Via Rail Capital Markets PLC, 8.250%, Due 7/9/2024B		730,000	724,525

Total Foreign Corporate Obligations			4,008,958

Foreign Sovereign Obligations - 1.65%
Ukraine Government Bond,
16.420%, Due 11/17/2021	UAH	45,000,000	1,665,247
9.790%, Due 5/26/2027	UAH	100,090,000	3,140,392
Ukraine Government International Bond,
15.840%, Due 2/26/2025B	UAH	12,000,000	465,629
Due 5/31/2040, Series GDPB F G		1,750,000	1,511,580

Total Foreign Sovereign Obligations			6,782,848

Total Ukraine (Cost $20,857,344)			19,643,859

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2020 (Unaudited)

	Principal Amount*		Fair Value
United Republic of Tanzania - 0.15% (Cost $649,582)
Credit-Linked Notes - 0.15%
United Republic of Tanzania (Issuer Zambezi B.V.), 8.650%, Due 4/23/2021, Series 144AC	TZS	1,445,319,600	$624,622
Uruguay - 2.38%
Foreign Sovereign Obligations - 2.38%
Uruguay Government International Bond,
9.875%, Due 6/20/2022B	UYU	48,203,000	1,155,505
8.500%, Due 3/15/2028B	UYU	65,802,000	1,603,379
3.875%, Due 7/2/2040H	UYU	263,922,212	7,033,810

Total Foreign Sovereign Obligations			9,792,694

Total Uruguay (Cost $10,199,107)			9,792,694

Uzbekistan - 0.32%
Foreign Sovereign Obligations - 0.32%
Republic of Uzbekistan Bond,
4.750%, Due 2/20/2024B		$532,000	556,574
5.375%, Due 2/20/2029B		688,000	760,722

Total Foreign Sovereign Obligations			1,317,296

Total Uzbekistan (Cost $1,220,000)			1,317,296

Venezuela - 0.01% (Cost $269,875)
Foreign Corporate Obligations - 0.01%
Petroleos de Venezuela S.A., 6.000%, Due 5/16/2024B		1,250,000	45,000

Zambia - 3.52%
Foreign Corporate Obligations - 0.41%
First Quantum Minerals Ltd.,
7.250%, Due 4/1/2023B		885,000	889,425
6.875%, Due 3/1/2026B		800,000	794,000

Total Foreign Corporate Obligations			1,683,425

Foreign Sovereign Obligations - 3.11%
Zambia Government Bond,
11.000%, Due 8/29/2021, Series 5YR	ZMW	21,000,000	873,704
12.000%, Due 5/23/2023, Series 7YR	ZMW	6,100,000	193,971
12.000%, Due 11/21/2023, Series 7YR	ZMW	14,900,000	444,234
12.000%, Due 4/23/2025, Series 7YR	ZMW	16,500,000	404,473
11.000%, Due 7/27/2025, Series 5YR	ZMW	11,500,000	271,785
13.000%, Due 8/29/2026, Series 10YR	ZMW	64,500,000	1,480,184
13.000%, Due 12/18/2027, Series 10YR	ZMW	7,000,000	142,924
13.000%, Due 12/17/2028, Series 10Y	ZMW	30,000,000	630,546
Zambia Government International Bond,
12.000%, Due 7/4/2025B	ZMW	80,000,000	1,881,942
8.970%, Due 7/30/2027B		15,400,000	6,507,236

Total Foreign Sovereign Obligations			12,830,999

Total Zambia (Cost $24,889,032)			14,514,424

		Shares
SHORT-TERM INVESTMENTS - 11.28% (Cost $46,496,289)
Investment Companies - 11.28%
American Beacon U.S. Government Money Market Select Fund, 0.01%I J		46,496,289	46,496,289

TOTAL INVESTMENTS - 99.27% (Cost $443,485,239)			$409,122,119
OTHER ASSETS, NET OF LIABILITIES - 0.73%			3,009,326

TOTAL NET ASSETS - 100.00%			$412,131,445

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on October 31, 2020.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2020 (Unaudited)

B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $64,113,363 or 15.56% of net assets. The Fund has no right to demand registration of these securities.

D

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at October 31, 2020. The maturity date disclosed represents the final maturity date.

E	Value was determined using significant unobservable inputs.
F	Zero coupon bond.
G	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
H	Inflation-Indexed Note.
I	The Fund is affiliated by having the same investment advisor.
J	7-day yield.

GGRRC9MX - Georgia Certificates of Deposits 91 Days Maturity Maximum Rate.

JSC - Joint Stock Company.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

Forward Foreign Currency Contracts Open on October 31, 2020:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	1,252,619	USD	1,272,255	2/1/2021	BRC	$—	$(19,636)	$(19,636)
EUR	323,369	USD	328,240	2/1/2021	CBK	—	(4,871)	(4,871)
USD	17,990,063	EUR	17,860,034	2/1/2021	DUB	130,029	—	130,029
USD	1,744,870	EUR	1,734,755	2/1/2021	DUB	10,115	—	10,115
KZT	2,459,307	USD	2,500,000	1/29/2021	ICBC	—	(40,693)	(40,693)
KZT	1,187,923	USD	1,200,000	2/16/2021	ICBC	—	(12,077)	(12,077)
KZT	1,963,405	USD	2,000,000	6/18/2021	ICBC	—	(36,595)	(36,595)
KZT	1,082,472	USD	1,100,000	7/22/2021	ICBC	—	(17,528)	(17,528)
USD	6,349,090	EUR	6,301,454	1/22/2021	SSB	47,636	—	47,636

						$187,780	$(131,400)	$56,380

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

BRC	Barclays Bank PLC
CBK	Citibank, N.A.
DUB	Deutsche Bank AG
ICBC	ICBC Standard Bank PLC
SSB	State Street Bank & Trust Co.

Currency Abbreviations:

AZN	Azerbaijan Manat
BYN	Belarusian Ruble
CRC	Costa Rican Colon
DOP	Dominican Peso

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2020 (Unaudited)

EGP	Egyptian Pound
EUR	Euro
GHS	Ghanaian Cedi
KES	Kenyan Shilling
KGS	Kyrgyzstani Som
KZT	Kazakhstani Tenge
MZN	Mozambique Metical
PKR	Pakistani Rupee
RWF	Rwandan Franc
TZS	Tanzanian Schilling
UAH	Ukrainian Hryvnia
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZMW	Zambian Kwacha

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2020, the investments were classified as described below:

Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Assets
Credit-Linked Notes
Angola	$—	$617,072	$—	$617,072
Azerbaijan	—	1,118,305	—	1,118,305
Georgia	—	1,767,184	—	1,767,184
Ghana	—	204,522	—	204,522
Kyrgyzstan	—	2,750,122	—	2,750,122
Mozambique	—	2,490,353	—	2,490,353
Netherlands	—	6,348,998	—	6,348,998
Nicaragua	—	3,545,694	—	3,545,694
Paraguay	—	1,619,200	—	1,619,200
Tajikistan	—	714,285	—	714,285
Ukraine	—	8,852,053	—	8,852,053
United Republic of Tanzania	—	624,622	—	624,622
Foreign Sovereign Obligations
Angola	—	16,591,626	—	16,591,626
Argentina	—	9,615,977	—	9,615,977
Armenia	—	3,058,990	—	3,058,990
Barbados	—	4,413,600	—	4,413,600
Belarus	—	8,848,293	—	8,848,293
Belize	—	2,326,940	—	2,326,940
Benin	—	3,224,171	—	3,224,171
Bosnia & Herzegovina	—	—	65,130	65,130
Cameroon	—	3,351,194	—	3,351,194
Costa Rica	—	9,297,898	—	9,297,898
Dominican Republic	—	13,171,637	—	13,171,637
Ecuador	—	12,813,141	—	12,813,141
Egypt	—	23,800,727	—	23,800,727
El Salvador	—	8,162,012	—	8,162,012
Ethiopia	—	2,513,000	—	2,513,000
Gabon	—	2,648,898	—	2,648,898
Ghana	—	17,202,508	—	17,202,508
Guatemala	—	2,473,590	—	2,473,590
Honduras	—	1,976,783	—	1,976,783
Iraq	—	8,076,313	—	8,076,313
Ivory Coast	—	12,862,107	—	12,862,107
Kenya	—	19,892,027	—	19,892,027
Laos	—	1,516,360	—	1,516,360
Mongolia	—	5,887,208	—	5,887,208

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2020 (Unaudited)

Montenegro	—	229,048	—	229,048
Mozambique	—	7,097,749	—	7,097,749
Netherlands	—	3,331,109	—	3,331,109
Nigeria	—	3,475,708	—	3,475,708
Pakistan	—	8,926,955	—	8,926,955
Papua New Guinea	—	2,352,980	—	2,352,980
Rwanda	—	3,099,019	—	3,099,019
Senegal	—	12,994,135	—	12,994,135
Sri Lanka	—	1,951,264	—	1,951,264
Supranational	—	18,566,220	—	18,566,220
Suriname	—	728,000	—	728,000
Tajikistan	—	2,420,174	—	2,420,174
Tunisia	—	7,478,831	—	7,478,831
Uganda	—	9,491,557	—	9,491,557
Ukraine	—	6,782,848	—	6,782,848
Uruguay	—	9,792,694	—	9,792,694
Uzbekistan	—	1,317,296	—	1,317,296
Zambia	—	12,830,999	—	12,830,999
Foreign Corporate Obligations
Bahrain	—	466,477	—	466,477
Barbados	—	285,278	—	285,278
Congo	—	1,536,901	—	1,536,901
Costa Rica	—	1,472,443	—	1,472,443
El Salvador	—	828,100	—	828,100
Georgia	—	603,188	—	603,188
Honduras	—	858,396	—	858,396
Kazakhstan	—	5,020,782	—	5,020,782
Netherlands	—	1,670,590	—	1,670,590
Nigeria	—	5,383,714	—	5,383,714
South Africa	—	1,453,452	—	1,453,452
Ukraine	—	4,008,958	—	4,008,958
Venezuela	—	45,000	—	45,000
Zambia	—	1,683,425	—	1,683,425
Short-Term Investments	46,496,289	—	—	46,496,289

Total Investments in Securities - Assets	$46,496,289	$362,560,700	$65,130	$409,122,119

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$187,780	$—	$187,780

Total Financial Derivative Instruments - Assets	$—	$187,780	$—	$187,780

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(131,400)	$—	$(131,400)

Total Financial Derivative Instruments - Liabilities	$—	$(131,400)	$—	$(131,400)

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2020	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 10/31/2020	Unrealized Appreciation (Depreciation) at Period end**
Foreign Sovereign Obligations	$1,393,199	$—	$(23,902)	$121,658	$(16,856)	$(21,329)	$—	$(1,387,640)	$65,130	$(48,936)

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The foreign sovereign obligations, classified as Level 3 with a collective principal amount valued at $65,130, have been deemed as such due to limited market transparency.

See accompanying notes

American Beacon NIS Core Plus Bond Income FundSM

Schedule of Investments

October 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 28.45%
Basic Materials - 1.53%
Chemicals - 1.01%
Element Solutions, Inc., 3.875%, Due 9/1/2028A	$25,000	$24,687
HB Fuller Co., 4.250%, Due 10/15/2028	25,000	25,344

		50,031

Mining - 0.52%
Freeport-McMoRan, Inc., 5.000%, Due 9/1/2027	25,000	26,068

Total Basic Materials		76,099

Communications - 2.47%
Internet - 0.55%
Expedia Group, Inc., 6.250%, Due 5/1/2025A	25,000	27,492

Media - 1.14%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, Due 8/15/2030A	25,000	25,982
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.200%, Due 3/15/2028	15,000	16,948
6.384%, Due 10/23/2035	10,000	13,511

		56,441

Telecommunications - 0.78%
AT&T, Inc., 3.550%, Due 9/15/2055A	10,000	9,473
T-Mobile USA, Inc., 3.875%, Due 4/15/2030A	15,000	16,850
Verizon Communications, Inc., 4.500%, Due 8/10/2033	10,000	12,427

		38,750

Total Communications		122,683

Consumer, Cyclical - 1.56%
Airlines - 0.51%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, Due 10/20/2028A	25,000	25,555

Auto Parts & Equipment - 0.53%
Clarios Global LP / Clarios US Finance Co., 8.500%, Due 5/15/2027A	25,000	26,079

Retail - 0.52%
Lithia Motors, Inc., 4.375%, Due 1/15/2031A	25,000	25,813

Total Consumer, Cyclical		77,447

Consumer, Non-Cyclical - 4.61%
Commercial Services - 1.89%
Duke University, 2.832%, Due 10/1/2055, Series 2020	26,000	26,737
Global Payments, Inc., 3.200%, Due 8/15/2029	15,000	16,233
ServiceMaster Co. LLC, 5.125%, Due 11/15/2024A	50,000	51,325

		94,295

Food - 1.08%
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, Due 1/15/2030A	25,000	27,188
Kraft Heinz Foods Co., 4.875%, Due 10/1/2049A	25,000	26,431

		53,619

Health Care - Services - 1.15%
Baptist Healthcare System Obligated Group, 3.540%, Due 8/15/2050, Series 20B	15,000	14,946
Orlando Health Obligated Group, 4.089%, Due 10/1/2048	25,000	27,304
Sutter Health, 2.294%, Due 8/15/2030, Series 20A	15,000	15,036

		57,286

See accompanying notes

American Beacon NIS Core Plus Bond Income FundSM

Schedule of Investments

October 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 28.45% (continued)
Pharmaceuticals - 0.49%
CVS Health Corp.,
4.300%, Due 3/25/2028	$10,000	$11,580
5.050%, Due 3/25/2048	10,000	12,683

		24,263

Total Consumer, Non-Cyclical		229,463

Energy - 2.81%
Oil & Gas - 1.09%
BP Capital Markets America, Inc., 3.543%, Due 4/6/2027	10,000	11,097
Concho Resources, Inc., 2.400%, Due 2/15/2031	10,000	10,087
Occidental Petroleum Corp., 3.125%, Due 2/15/2022	25,000	23,750
Phillips 66, 2.150%, Due 12/15/2030	10,000	9,390

		54,324

Pipelines - 1.72%
Boardwalk Pipelines LP, 5.950%, Due 6/1/2026	15,000	17,329
Energy Transfer Operating LP, 3.750%, Due 5/15/2030	10,000	9,812
MPLX LP, 4.125%, Due 3/1/2027	15,000	16,422
Sabine Pass Liquefaction LLC, 5.000%, Due 3/15/2027	15,000	16,840
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.500%, Due 10/1/2025A	25,000	25,250

		85,653

Total Energy		139,977

Financial - 12.72%
Banks - 5.93%
Bank of America Corp.,
3.419%, Due 12/20/2028, (3-mo. USD LIBOR + 1.040%)B	45,000	49,991
1.922%, Due 10/24/2031, (SOFR + 1.370%)B	15,000	14,876
Citigroup, Inc., 2.666%, Due 1/29/2031, (SOFR + 1.146%)B	20,000	20,984
Goldman Sachs Group, Inc., 3.500%, Due 11/16/2026	20,000	22,143
JPMorgan Chase & Co.,
4.014%, Due 2/1/2021, Series Z, (3-mo. USD LIBOR + 3.800%)B	25,000	24,534
2.739%, Due 10/15/2030, (SOFR + 1.510%)B	15,000	16,049
Morgan Stanley, 3.125%, Due 7/27/2026	45,000	49,652
PNC Bank NA, 3.250%, Due 1/22/2028	20,000	22,367
Truist Bank, 2.636%, Due 9/17/2029, (5-Yr. CMT + 1.150%)B	20,000	20,732
Truist Financial Corp., 4.950%, Due 9/1/2025, Series P, (5-Yr. CMT + 4.605%)B	25,000	26,500
Wells Fargo & Co., 5.875%, Due 6/15/2025, Series U, (3-mo. USD LIBOR + 3.990%)B	25,000	26,822

		294,650

Diversified Financial Services - 2.22%
Charles Schwab Corp., 5.375%, Due 6/1/2025, Series G, (5-Yr. CMT + 4.971%)B	25,000	27,357
Helios Leasing LLC, 2.018%, Due 5/29/2024	33,857	34,647
Quicken Loans LLC, 5.250%, Due 1/15/2028A	30,000	31,358
Raymond James Financial, Inc., 5.625%, Due 4/1/2024	15,000	17,280

		110,642

Insurance - 2.05%
American International Group, Inc., 3.875%, Due 1/15/2035	35,000	40,423
Berkshire Hathaway Finance Corp., 1.450%, Due 10/15/2030	25,000	24,721

See accompanying notes

American Beacon NIS Core Plus Bond Income FundSM

Schedule of Investments

October 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 28.45% (continued)
Financial - 12.72% (continued)
Insurance - 2.05% (continued)
Chubb INA Holdings, Inc., 1.375%, Due 9/15/2030	$20,000	$19,531
Old Republic International Corp., 3.875%, Due 8/26/2026	15,000	17,071

		101,746

REITS - 2.52%
CyrusOne LP / CyrusOne Finance Corp., 2.150%, Due 11/1/2030	25,000	24,057
iStar, Inc., 4.250%, Due 8/1/2025	25,000	22,938
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.625%, Due 6/15/2025A	25,000	25,461
Prologis LP, 2.250%, Due 4/15/2030	50,000	52,874

		125,330

Total Financial		632,368

Industrial - 1.78%
Aerospace/Defense - 0.73%
Boeing Co., 4.875%, Due 5/1/2025	10,000	10,874
Signature Aviation US Holdings, Inc., 5.375%, Due 5/1/2026A	25,000	25,250

		36,124

Packaging & Containers - 0.04%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer, 5.125%, Due 7/15/2023A	2,000	2,025

Transportation - 1.01%
XPO Logistics, Inc., 6.500%, Due 6/15/2022A	50,000	50,185

Total Industrial		88,334

Utilities - 0.97%
Electric - 0.97%
Southern Co., 4.000%, Due 1/15/2051, Series B, (5-Yr. CMT + 3.733%)B	25,000	25,406
Virginia Electric and Power Co., 3.800%, Due 9/15/2047, Series B	15,000	17,836
WEC Energy Group, Inc., 1.375%, Due 10/15/2027	5,000	4,986

		48,228

Total Utilities		48,228

Total Corporate Obligations (Cost $1,423,796)		1,414,599

CONVERTIBLE OBLIGATIONS - 0.37% (Cost $18,941)
Energy - 0.37%
Pipelines - 0.37%
Cheniere Energy, Inc., 4.250%, Due 03/15/2045C	25,000	18,429

FOREIGN CORPORATE OBLIGATIONS - 2.68%
Communications - 1.13%
Media - 0.52%
Ziggo Bond Finance B.V., 6.000%, Due 1/15/2027A	25,000	25,937

Telecommunications - 0.61%
Altice France S.A., 5.500%, Due 1/15/2028A	30,000	30,394

Total Communications		56,331

See accompanying notes

American Beacon NIS Core Plus Bond Income FundSM

Schedule of Investments

October 31, 2020 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 2.68% (continued)
Consumer, Non-Cyclical - 0.61%
Health Care - Products - 0.30%
Smith & Nephew PLC, 2.032%, Due 10/14/2030	$15,000	$14,922

Pharmaceuticals - 0.31%
Takeda Pharmaceutical Co., Ltd., 3.175%, Due 7/9/2050	15,000	15,234

Total Consumer, Non-Cyclical		30,156

Energy - 0.31%
Oil & Gas - 0.31%
Equinor ASA, 1.750%, Due 1/22/2026	15,000	15,562

Financial - 0.41%
Banks - 0.41%
Royal Bank of Canada, 1.150%, Due 6/10/2025	20,000	20,323

Technology - 0.22%
Semiconductors - 0.22%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, Due 1/15/2027	10,000	11,065

Total Foreign Corporate Obligations (Cost $134,388)		133,437

ASSET-BACKED OBLIGATIONS - 12.95%
American Credit Acceptance Receivables Trust, 0.850%, Due 12/13/2024, 2020 4 BA	10,000	10,005
Bayview Opportunity Master Fund Trust, 3.500%, Due 6/28/2057, 2017 SPL5 AA D	45,859	47,374
Citicorp Residential Mortgage Trust, 5.242%, Due 3/25/2037, 2007 1 A5E	47,173	48,597
Conseco Finance Corp., 6.280%, Due 9/1/2030, 1998 8 A1	21,265	22,362
Drive Auto Receivables Trust,
1.420%, Due 3/17/2025, 2020 2 B	25,000	25,306
2.360%, Due 3/16/2026, 2020 1 C	25,000	25,623
DT Auto Owner Trust, 2.290%, Due 11/17/2025, 2020 1A CA	25,000	25,525
GM Financial Automobile Leasing Trust, 2.040%, Due 12/20/2023, 2020 1 C	15,000	15,253
Mid-State Capital Corp. Trust,
5.787%, Due 10/15/2040, 2006 1 AA	45,132	48,539
8.311%, Due 10/15/2040, 2006 1 BA	30,088	34,594
Mid-State Trust, 4.864%, Due 7/15/2038, 11 A1	58,747	62,660
Navient Private Education Loan Trust, 3.910%, Due 12/15/2045, 2016 AA A2AA	38,377	40,206
PFS Financing Corp., 0.930%, Due 8/15/2024, 2020 F AA	50,000	50,134
Santander Drive Auto Receivables Trust,
1.460%, Due 9/15/2025, 2020 2 C	50,000	50,508
1.120%, Due 1/15/2026, 2020 3 C	50,000	50,090
SERVPRO Master Issuer LLC, 3.882%, Due 10/25/2049, 2019 1A A2A	24,750	26,028
Westlake Automobile Receivables Trust,
2.840%, Due 7/15/2024, 2019 2A CA	25,000	25,529
2.520%, Due 4/15/2025, 2020 1A CA	15,000	15,406
1.240%, Due 11/17/2025, 2020 3A CA	20,000	20,041

Total Asset-Backed Obligations (Cost $640,977)		643,780

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.83%
Bear Stearns ARM Trust, 3.634%, Due 2/25/2035, 2004-12 2A1D	21,478	22,021
Chase Mortgage Finance Corp., 3.750%, Due 12/25/2045, 2016-SH2 M2A D	22,471	23,047
CHL Mortgage Pass-Through Trust, 5.250%, Due 5/25/2034, 2004-4 A19	35,023	36,028
Finance of America Structured Securities, 3.721%, Due 3/25/2050	39,233	39,431
New Residential Mortgage Loan Trust, 5.571%, Due 11/25/2054, 2014-3A B3A D	34,018	36,389
Prime Mortgage Trust, 6.000%, Due 2/25/2034, 2004-CL1 1A1	52,402	55,839
RFMSI Series Trust, 5.500%, Due 12/25/2034, 2004-S9 1A23	27,164	27,364

Total Collateralized Mortgage Obligations (Cost $240,182)		240,119

See accompanying notes

American Beacon NIS Core Plus Bond Income FundSM

Schedule of Investments

October 31, 2020 (Unaudited)

	Principal Amount	Fair Value
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 7.74%
Bank, 1.844%, Due 3/15/2063, 2020-BN28 A4	$25,000	$25,144
Benchmark Mortgage Trust,
1.850%, Due 9/15/2053, 2020-B19 A5	50,000	50,331
2.148%, Due 9/15/2053, 2020-B19 AS	30,000	30,067
BX Trust, 3.605%, Due 12/9/2041, 2019-OC11 BA	20,000	20,233
COMM Mortgage Trust, 3.902%, Due 7/10/2050, 2015-PC1 A5	25,000	27,627
Credit Suisse Mortgage Capital Certificates, 1.578%, Due 5/15/2036, 2019-ICE4 C, (1-mo. USD LIBOR + 1.430%)A B	15,000	14,925
FREMF Mortgage Trust, 3.833%, Due 11/25/2047, 2014-K41 BA D	50,000	54,795
JPMBB Commercial Mortgage Securities Trust,
3.822%, Due 7/15/2048, 2015-C30 A5	45,000	49,880
3.559%, Due 7/15/2048, 2015-C30 ASB	62,990	66,286
Velocity Commercial Capital Loan Trust, 4.050%, Due 10/26/2048, 2018-2 AA D	44,725	45,426

Total Commercial Mortgage-Backed Obligations (Cost $387,758)		384,714

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.87% (Cost $43,526)
Federal National Mortgage Association, 4.500%, Due 7/1/2031	39,245	43,265

U.S. TREASURY OBLIGATIONS - 27.15%
U.S. Treasury Notes/Bonds,
0.125%, Due 8/31/2022	430,000	429,748
1.750%, Due 12/31/2024	125,000	132,471
0.250%, Due 9/30/2025	242,000	240,525
1.625%, Due 9/30/2026	13,000	13,847
0.500%, Due 8/31/2027	291,000	288,727
0.375%, Due 9/30/2027	15,000	14,747
0.625%, Due 8/15/2030	11,000	10,759
1.250%, Due 5/15/2050	241,000	218,933

Total U.S. Treasury Obligations (Cost $1,361,284)		1,349,757

MUNICIPAL OBLIGATIONS - 9.34%
City of Gainesville FL, 3.047%, Due 10/1/2040	25,000	24,421
City of Norfolk VA, 1.304%, Due 10/1/2029, Series C	25,000	24,679
City of San Antonio TX Electric & Gas Systems Rev., 2.905%, Due 2/1/2048	10,000	10,004
City of San Francisco CA Public Utilities Commission Water Rev., 2.825%, Due 11/1/2041, Series E	40,000	40,164
Indianapolis Local Public Improvement Bond Bank, 5.966%, Due 1/15/2030, Series B2	25,000	30,757
Massachusetts School Building Authority, 3.395%, Due 10/15/2040, Series B	30,000	31,309
McHenry & Kane Counties Community Consolidated School District IL, 2.540%, Due 2/15/2032	40,000	40,484
Metropolitan Atlanta Rapid Transit Authority, 2.680%, Due 7/1/2040, Series B	20,000	19,410
New York City Transitional Finance Authority Future Tax Secured Revenue, 2.690%, Due 5/1/2033	45,000	45,882
Ohio Water Dev. Authority Water Pollution Control Loan Fund, 4.879%, Due 12/1/2034	35,000	42,253
Oregon State University, 3.424%, Due 3/1/2060	25,000	24,927
Pierce County Washington School District, 3.082%, Due 11/1/2045, Series C	15,000	15,215
San Diego Cnty. CA Regional Transportation Commission, 5.911%, Due 4/1/2048, Series A	15,000	23,501
San Jose Evergreen Community College District CA, 1.676%, Due 9/1/2028	25,000	24,910
San Jose Financing Authority CA, 2.812%, Due 6/1/2037	25,000	25,085
State of Louisiana, 0.840%, Due 6/1/2025, Series C-1	20,000	20,001
Sumter Landing Community Development District FL, 4.172%, Due 10/1/2047	20,000	21,648

Total Municipal Obligations (Cost $468,926)		464,650

See accompanying notes

American Beacon NIS Core Plus Bond Income FundSM

Schedule of Investments

October 31, 2020 (Unaudited)

Fair Value
TOTAL INVESTMENTS - 94.38% (Cost $4,719,778)	$4,692,750
OTHER ASSETS, NET OF LIABILITIES - 5.62%	279,608

TOTAL NET ASSETS - 100.00%	$4,972,358

Percentages are stated as a percent of net assets.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,040,931 or 20.93% of net assets. The Fund has no right to demand registration of these securities.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on October 31, 2020.

C	Callable security.
D	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
E

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at October 31, 2020. The maturity date disclosed represents the final maturity date.

CMT - Constant Maturity Treasury.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

SOFR - Secured Overnight Financing Rate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2020, the investments were classified as described below:

NIS Core Plus Bond Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$1,414,599	$—	$1,414,599
Convertible Obligations	—	18,429	—	18,429
Foreign Corporate Obligations	—	133,437	—	133,437
Asset-Backed Obligations	—	643,780	—	643,780
Collateralized Mortgage Obligations	—	240,119	—	240,119
Commercial Mortgage-Backed Obligations	—	384,714	—	384,714
U.S. Agency Mortgage-Backed Obligations	—	43,265	—	43,265
U.S. Treasury Obligations	—	1,349,757	—	1,349,757
Municipal Obligations	—	464,650	—	464,650

Total Investments in Securities - Assets	$—	$4,692,750	$—	$4,692,750

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended October 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2020 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of October 31, 2020, the Trust consists of twenty-seven active series, three of which are presented in this filing: American Beacon Continuous Capital Emerging Markets Value, American Beacon Frontier Markets Income Fund, and American Beacon NIS Core Plus Bond Income Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. The remaining twenty-four active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (LIBOR) and other reference rates that are expected to be discontinued. The ASU amendments in this Update are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2020 (Unaudited)

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2020 (Unaudited)

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2020 (Unaudited)

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as foreign currency contracts and structured notes, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2020 (Unaudited)

Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of October 31, 2020, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received		Total Collateral Received
Continuous Capital Emerging Markets	$125,631	$132,000	$	—	$132,000

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2020 (Unaudited)

Cash collateral is listed on the Fund’s Schedule of Investments.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments.

Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. For the American Beacon Continuous Capital Emerging Markets Fund, each of the tax years in the two year period ended January 31, 2020 remain subject to examination by the Internal Revenue Service. For the remaining funds, each of the tax years in the four year period ended January 31, 2020 remain subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of October 31, 2020, the Fund’s cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Continuous Capital Emerging Markets	$24,289,021	$2,536,321	$(885,504)	$1,650,817
Frontier Markets Income	443,485,239	6,172,831	(40,535,951)	(34,363,120)
NIS Core Plus Bond Income	4,719,778	8,715	(35,743)	(27,028)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

During the period ended January 31, 2020, the Fund had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Continuous Capital Emerging Markets	$69,111	$	—
Frontier Markets Income	3,079,874		11,507,151